Restatement for Correction of an Error (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 176,595	$ 176,595		$ 227,763	$ 149,975
Gain (loss) on deconsolidation of Neway	45,900	(11,919)			$ 1,852
Nexway and Facebank AG [Member]
Goodwill	$ 79,700	$ 79,700